February 26, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Attention: James O'Connor, Esq.
100 F Street, N.E.
Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc.
Post-Effective Amendment No. 38 to the Registration Statement
File Nos. 33-96132; 811-9086

Dear Mr. O’Connor:

On behalf of TD Asset Management USA Funds Inc. (the “Company”), we are hereby filing Post-Effective Amendment No. 38 to the Company’s Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 39 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective immediately.  We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to respond to comments provided by you to the undersigned on February 19, 2010 regarding Post-Effective Amendment No. 37 to the Company’s Registration Statement, to bring the financial statements contained in the Registration Statement and other information up-to-date pursuant to Section 3-18 of Regulation S-X and to make certain other changes.

The Registrant acknowledges:  that the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; that staff comments or changes in disclosure in the Amendment in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and that the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

cc:	Michele Teichner, TDAM USA Inc.
Margery K. Neale, Willkie Farr & Gallagher LLP

New York    Washington, DC    Paris    London    Milan    Rome    Frankfurt    Brussels